Assets and liabilities held for sale - Summary (Details) $ in Millions, $ in Millions					12 Months Ended
	Mar. 24, 2022 AUD ($)	Feb. 28, 2022 AUD ($)	Aug. 09, 2021 AUD ($)	Jul. 06, 2021	Sep. 30, 2021 AUD ($)	Mar. 31, 2022 AUD ($)	Feb. 28, 2022 NZD ($)	Dec. 20, 2021 AUD ($)	Jun. 28, 2021 AUD ($)
Westpac Motor Vehicle Dealer Finance and Novated Leasing business
Assets and liabilities held for sale
Auto dealer and introducer agreements together with wholesale dealer loans									$ 1,000
Amount of wholesale dealer loans transferred								$ 1,000
Amount of existing retail auto loans retained						$ 9,000
Westpac New Zealand Life Insurance business | Exclusive agreement for the distribution of life insurance products
Assets and liabilities held for sale
Term of exclusive agreement				15 years
Held for sale | Westpac Australian Life Insurance business
Assets and liabilities held for sale
Sale price			$ 900
Expected loss on sale, pre-tax			$ 1,300
Separation and transaction costs					$ 224
Held for sale | Westpac Australian Life Insurance business | Strategic alliance for the provision of life insurance products
Assets and liabilities held for sale
Term of exclusive agreement			20 years
Disposed of by sale | Westpac Motor Vehicle Dealer Finance and Novated Leasing business
Assets and liabilities held for sale
Pre-tax gain on sale	$ 170
Disposed of by sale | Westpac New Zealand Life Insurance business
Assets and liabilities held for sale
Sale price							$ 417
Pre-tax gain on sale		$ 119